Coal Trading (Details 2) $ in Millions		12 Months Ended
		Dec. 31, 2014 USD ($) credit_rating_notch	Dec. 31, 2013 USD ($)
Concentration Risk [Line Items]
Number of major credit rating agencies that adjusted corporate credit rating		3
Severity of credit rating downgrade | credit_rating_notch		1
Coal Trading [Member]
Concentration Risk [Line Items]
Potential collateralization that may be requested by counterparties related to material adverse event		$ 31.0	$ 7.0
Margin posted to counterparties related to material adverse event		0.0	0.0
Additional potential collateral requirements for a credit downgrade		0.0	0.0
Margin posted to counterparties related to credit rating		0.0	0.0
Net variation margin held	[1]	(32.6)	(56.1)
Initial margin posted		15.2	19.6
Margin in excess of the exchange-required variation and initial margin		$ 6.1	$ 1.0
External Credit Rating, Investment Grade [Member] | Credit Concentration Risk [Member] | Coal Trading Positions [Member] | Coal Trading [Member]
Concentration Risk [Line Items]
Credit concentration risk percentage		75.00%
External Credit Rating, Non Investment Grade [Member] | Credit Concentration Risk [Member] | Coal Trading Positions [Member] | Coal Trading [Member]
Concentration Risk [Line Items]
Credit concentration risk percentage		10.00%
Non Rated [Member] | Credit Concentration Risk [Member] | Coal Trading Positions [Member] | Coal Trading [Member]
Concentration Risk [Line Items]
Credit concentration risk percentage		15.00%

[1]	None and $42 million of the net variation margin held at December 31, 2014 and 2013, respectively, related to cash flow hedges.